Note 15 - Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Share Repurchases [Table Text Block]	<table border="0px" cellpadding="0pt" cellspacing="0pt" style="margin: 0pt auto 0pt 45pt; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; min-; min-width: 700px;"> <tr style="vertical-align: bottom; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 38%; border-bottom: thin solid rgb(0, 0, 0);"> Fiscal years ended  October 31, </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 3%; padding-bottom: 1px;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; width: 3%; border-bottom: 1px solid rgb(0, 0, 0);"> Shares  repurchased </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 3%; padding-bottom: 1px;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 3%; padding-bottom: 1px;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; width: 3%; border-bottom: 1px solid rgb(0, 0, 0);"> Cost </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 1%; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom; font-family: "Times New Roman", Times, serif; font-size: 10pt; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 38%;"> 2018 </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 23%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 272 </td> <td nowrap="nowrap" style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">$</td> <td style="width: 23%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 1,557 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; font-family: "Times New Roman", Times, serif; font-size: 10pt; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 38%;"> 2017 </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 23%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 5,701 </td> <td nowrap="nowrap" style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 23%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 18,122 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; font-family: "Times New Roman", Times, serif; font-size: 10pt; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 38%;"> 2016 </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 23%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 14,225 </td> <td nowrap="nowrap" style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 3%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 23%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 40,150 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> </table>